LEASES (Schedule of Weighted Average Remaining Lease Terms and Discount Rates) (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted-average remaining lease term (years):	3 years 10 months 28 days	4 years 8 months 12 days
Weighted-average discount rate:	3.24%	3.17%